Subsequent events - Additional Information (Details) ¥ in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2022 shares	Jan. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 shares
Subsequent Event [Line Items]
Employee stock options, granted	500,000		500,000
Employee stock options, forfeited			0
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Subsequent Event [Line Items]
Interest rate, stated percentage on additional borrowings			5.40%
Subsequent Event
Subsequent Event [Line Items]
Employee stock options, granted		166,666
Stock option exercise price | $ / shares		$ 0.0002
Subsequent Event | Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Subsequent Event [Line Items]
Repayment dates of loan		June 20, 2023 to July 25, 2030
Amount borrowed | ¥		$ 26.7
Interest rate, stated percentage on additional borrowings		5.40%